Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 24, 2022	Sep. 25, 2021
Deferred tax assets:
Net operating losses	$ 11,361	$ 11,265
Investment in Symbotic Holdings, LLC	146,894	0
Tax Receivable Agreement	5,209	0
Other	68	38
Credits	5,487	1,993
Total deferred tax assets before valuation allowance	169,019	13,296
Valuation allowance	(168,308)	(12,608)
Total deferred tax assets after valuation allowance	711	688
Total deferred tax liabilities	(711)	(688)
Net deferred tax asset	$ 0	$ 0